Derivative financial instruments - The significant hedge accounting exposures impacted by the IBOR reform (Details) - IBOR reform [member] £ in Millions	12 Months Ended
Dec. 31, 2020 GBP (£)
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal amount of hedged items directly impacted by IBOR reform	£ 51,540
Nominal amount of hedging instruments directly impacted by IBOR reform	49,754
GBP
Disclosure of risk management strategy related to hedge accounting [line items]
Rate	GBP London Interbank Offered rate (LIBOR)
Nominal amount of hedged items directly impacted by IBOR reform	£ 15,740
Nominal amount of hedging instruments directly impacted by IBOR reform	14,276
GBP | Expected convergence to RFR
Disclosure of risk management strategy related to hedge accounting [line items]
Rate	Reformed Sterling Overnight Index Average (SONIA)
USD
Disclosure of risk management strategy related to hedge accounting [line items]
Rate	USD LIBOR
Nominal amount of hedged items directly impacted by IBOR reform	£ 29,154
Nominal amount of hedging instruments directly impacted by IBOR reform	28,832
USD | Expected convergence to RFR
Disclosure of risk management strategy related to hedge accounting [line items]
Rate	Secured Overnight Financing Rate (SOFR)
EUR
Disclosure of risk management strategy related to hedge accounting [line items]
Rate	Euro Overnight Index Average (EONIA)
Nominal amount of hedged items directly impacted by IBOR reform	£ 5,128
Nominal amount of hedging instruments directly impacted by IBOR reform	5,128
EUR | Expected convergence to RFR
Disclosure of risk management strategy related to hedge accounting [line items]
Rate	Euro Short-Term Rate (€STR)
JPY
Disclosure of risk management strategy related to hedge accounting [line items]
Rate	JPY LIBOR
Nominal amount of hedged items directly impacted by IBOR reform	£ 1,262
Nominal amount of hedging instruments directly impacted by IBOR reform	1,262
JPY | Expected convergence to RFR
Disclosure of risk management strategy related to hedge accounting [line items]
Rate	Tokyo Overnight Average (TONA)
CHF
Disclosure of risk management strategy related to hedge accounting [line items]
Rate	CHF LIBOR
Nominal amount of hedged items directly impacted by IBOR reform	£ 145
Nominal amount of hedging instruments directly impacted by IBOR reform	145
CHF | Expected convergence to RFR
Disclosure of risk management strategy related to hedge accounting [line items]
Rate	Swiss Average Rate Overnight (SARON)
Other [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Rate	All Other IBORs
Nominal amount of hedged items directly impacted by IBOR reform	£ 111
Nominal amount of hedging instruments directly impacted by IBOR reform	111
Other [member] | Expected convergence to RFR
Disclosure of risk management strategy related to hedge accounting [line items]
Rate	Various Other RFRs